TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Tax	R$ 1,963,859	R$ 1,883,562
Labor	126,620	128,849
Civil	44,935	38,770
Judicial deposits	R$ 2,135,414	R$ 2,051,181